Investment Objectives and Goals	Jan. 13, 2026
T-REX 2X LONG ASST DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG ASST DAILY TARGET ETF
T-REX 2X LONG ABTC DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG ABTC DAILY TARGET ETF
T-REX 2X LONG BNC DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG BNC DAILY TARGET ETF
T-REX 2X LONG BTDR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG BTDR DAILY TARGET ETF
T-REX 2X LONG CANG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG CANG DAILY TARGET ETF
T-REX 2X LONG CAVA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG CAVA DAILY TARGET ETF
T-REX 2X LONG CELH DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG CELH DAILY TARGET ETF
T-REX 2X LONG CHWY DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG CHWY DAILY TARGET ETF
T-REX 2X LONG CLS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG CLS DAILY TARGET ETF
T-REX 2X LONG CORZ DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG CORZ DAILY TARGET ETF
T-REX 2X LONG DNUT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG DNUT DAILY TARGET ETF
T-REX 2X LONG EMPD DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG EMPD DAILY TARGET ETF
T-REX 2X LONG EOSE DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG EOSE DAILY TARGET ETF
T-REX 2X LONG ETHM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG ETHM DAILY TARGET ETF
T-REX 2X LONG ETHZ DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG ETHZ DAILY TARGET ETF
T-REX 2X LONG GPRO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG GPRO DAILY TARGET ETF
T-REX 2X LONG GTLS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG GTLS DAILY TARGET ETF
T-REX 2X LONG ICHR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG ICHR DAILY TARGET ETF
T-REX 2X LONG ICLR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG ICLR DAILY TARGET ETF
T-REX 2X LONG IREN DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG IREN DAILY TARGET ETF
T-REX 2X LONG KSS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG KSS DAILY TARGET ETF
T-REX 2X LONG MBLY DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG MBLY DAILY TARGET ETF
T-REX 2X LONG LITS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG LITS DAILY TARGET ETF
T-REX 2X LONG NVTS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG NVTS DAILY TARGET ETF
T-REX 2X LONG OPEN DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG OPEN DAILY TARGET ETF
T-REX 2X LONG POOL DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG POOL DAILY TARGET ETF
T-REX 2X LONG PTON DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG PTON DAILY TARGET ETF
T-REX 2X LONG SUIG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG SUIG DAILY TARGET ETF
T-REX 2X LONG TMUS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG TMUS DAILY TARGET ETF
T-REX 2X LONG TONX DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG TONX DAILY TARGET ETF
T-REX 2X LONG VEEV DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG VEEV DAILY TARGET ETF